First Data Corporation Stockholder's Equity and Redeemable Noncontrolling Interests (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
First Data Corporation Stockholder's Equity and Redeemable Noncontrolling Interests
Schedule of income tax effects allocated to and the cumulative balance of each component of OCI

(in millions)	Beginning Balance	Pretax Gain (Loss) Amount	Tax (Benefit) Expense	Net-of- Tax Amount	Ending Balance
As of December 31, 2012
Unrealized gains (losses) on securities	$0.9	$0.3	$0.1	$0.2	$1.1
Unrealized gains (losses) on hedging activities	(72.2)	114.9	42.7	72.2	—
Foreign currency translation adjustment	(438.3)	28.4	16.0	12.4	(425.9)
Pension liability adjustments	(88.8)	(61.8)	(23.2)	(38.6)	(127.4)
	$(598.4)	$81.8	$35.6	$46.2	$(552.2)

As of December 31, 2011
Unrealized gains (losses) on securities	$0.1	$1.3	$0.5	$0.8	$0.9
Unrealized gains (losses) on hedging activities	(171.8)	158.6	59.0	99.6	(72.2)
Foreign currency translation adjustment	(400.3)	(79.0)	(41.0)	(38.0)	(438.3)
Pension liability adjustments	(64.9)	(38.8)	(14.9)	(23.9)	(88.8)
	$(636.9)	$42.1	$3.6	$38.5	$(598.4)

As of December 31, 2010
Unrealized gains (losses) on securities	$(27.4)	$44.0	$16.5	$27.5	$0.1
Unrealized gains (losses) on hedging activities	(242.1)	115.2	44.9	70.3	(171.8)
Foreign currency translation adjustment	(318.8)	(65.5)	16.0	(81.5)	(400.3)
Pension liability adjustments	(93.4)	44.9	16.4	28.5	(64.9)
	$(681.7)	$138.6	$93.8	$44.8	$(636.9)

Schedule of the effects of changes in the entity's ownership interest in BAMS alliance on the entity's equity

	Year ended December 31,
(in millions)	2012	2011	2010
Net loss attributable to FDC	$(700.9)	$(516.1)	$(1,021.8)
Transfers from noncontrolling interests:
Decrease in FDC’s paid-in capital for loss recognized from purchase of noncontrolling interest, including tax effect	(46.1)	—	(7.5)
Change in net loss attributable to FDC and transfers from noncontrolling interests	$(747.0)	$(516.1)	$(1,029.3)

Summary of the redeemable noncontrolling interest activity

(in millions)	2013	2012
Balance as of January 1,	$67.4	$67.4
Distributions	(26.0)	(27.4)
Share of income	24.6	26.6
Adjustment to redemption value of redeemable noncontrolling interest	2.0	—
Other	(0.1)	—
Balance as of September 30,	$67.9	$66.6

(in millions)	Redeemable Noncontrolling Interest
Balance as of January 1, 2011	$28.1
Distributions	(31.2)
Share of income	32.0
Adjustment to redemption value of redeemable noncontrolling interest	38.6
Other	(0.1)
Balance as of December 31, 2011	67.4
Distributions	(36.0)
Share of income	36.0
Balance as of December 31, 2012	$67.4